Risk/Return Detail Data - VIPFreedomFunds-InitialServiceService2ComboPRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Freedom 2040 Portfolio℠ /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Freedom 2040 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]	secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28 % of the average value of its portfolio.
Portfolio Turnover, Rate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM, approximately 10 to 19 years after the year 2040. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective. As of January 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 51% International Equity Funds 34% International Bond Funds 2% U.S. Investment Grade Bond Funds 8% Long-Term Treasury Bond Funds 5% Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Freedom Income Portfolio's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Freedom Income Portfolio SM , without shareholder approval, and the fund's shareholders will become shareholders of VIP Freedom Income Portfolio SM .
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date. Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses. Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure to Asia. Because an underlying fund invests a meaningful portion of its assets in Asia, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company. Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities tend to be particularly sensitive to these changes and involve greater risk of default or price changes due to changes in the credit quality of the issue, economic recessions or periods of high interest rates. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.47%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(18.84%)
Performance Table Heading	Average Annual Returns
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio | VIP Freedom 2040 Portfolio - Initial Class
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.61%	[1]
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762
2014	4.91%
2015	(0.26%)
2016	6.83%
2017	23.60%
2018	(9.88%)
2019	28.52%
2020	19.28%
2021	17.83%
2022	(18.22%)
2023	18.87%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio | VIP Freedom 2040 Portfolio - Service Class
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.71%	[1]
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio | VIP Freedom 2040 Portfolio - Service Class 2
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.86%	[1]
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio | Return Before Taxes | VIP Freedom 2040 Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	18.87%
Past 5 years	11.92%
Past 10 years	8.14%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio | Return Before Taxes | VIP Freedom 2040 Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	18.82%
Past 5 years	11.81%
Past 10 years	8.04%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio | Return Before Taxes | VIP Freedom 2040 Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	18.61%
Past 5 years	11.65%
Past 10 years	7.87%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2040 Portfolio | IXWFY
Risk/Return:
Label	Fidelity VIP Freedom 2040 Composite Index℠
Past 1 year	19.59%
Past 5 years	10.87%
Past 10 years	8.15%

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.